Financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of financial assets and liabilities at amortized cost

A summary of the Group’s financial assets and liabilities at amortized cost is shown below:

	2026 USD	2025 USD
Financial assets measured at amortized cost
Amounts due from related parties	50,777	-
Cash	9,303	296
	60,080	296

Financial liabilities measured at amortized cost - non-interest bearing
Trade and other payables	(679,794)	(58,174)
Amounts due to related parties	(371,050)	(350,900)
Loans from related party	(2,877,995)	(2,451,325)
	(3,928,839)	(2,860,399)